SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Options Granted
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2017, 2016 and 2015 was estimated using the following assumptions:

	2017	2016	2015

Expected volatility	21.69%-22.90%	21.05%-25.92%	23.02%-27.55%
Risk free interest rate	1.53%-2.00%	0.58%-2.04%	0.76%-1.18%
Expected dividend	0%	0%-1.00%	0%-1.29%
Expected term (in years)	3.5	3.5	3.5

Schedule of Stock Option Activity
A summary of the Company's stock options activity and related information for the year ended December 31, 2017, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	2,273,664	23.61	4.46	102,652
Granted	444,826	20.75
Exercised	(813,787)	23.35
Forfeited	(224,289)	22.85
Cancelled	(4,284)	15.00

Outstanding at December 31, 2017	1,676,130	23.07	4.45	115,390

Exercisable at December 31, 2017	598,843	33.38	3.45	35,049

Schedule of Options Outstanding by Exercise Price Range
The options outstanding under the Company's stock option plans as of December 31, 2017 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2017	term	price	2017	exercisable
		(Years)	$		$

$0.29	922,427	4.46	0.29	197,933	0.29
$0.69	1,888	1.90	0.69	1,888	0.69
$6.72-9.89	8,861	6.66	7.03	6,655	7.12
$11.40-15.16	3,301	2.73	14.09	3,301	14.09
$17.72	934	3.20	17.72	934	17.72
$28.64-42.92	339,873	4.12	39.15	200,777	38.61
$43.01-64.06	211,186	4.52	52.79	90,409	59.11
$64.61-85.14	187,660	4.83	73.63	96,946	69.36

	1,676,130	4.45	23.07	598,843	33.38

Schedule of Restricted Stock Units Activity
A summary of the Company's RSU and the Company's RSA activities and related information for the year ended December 31, 2017, is as follows:

Number of RSU and RSA (*)

Outstanding at January 1, 2017	1,498,643
Granted	654,315
Vested	(456,807)
Cancelled	(250)
Forfeited	(170,889)

Outstanding at December 31, 2017	1,525,012

(*)	NIS 1 par value which represents approximately $0.29

Schedule of Allocated Share-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2017, 2016 and 2015, was comprised as follows:

	Year ended December 31,
	2017	2016	2015

Cost of revenues	$11,337	$7,878	$3,712
Research and development, net	9,038	5,676	2,161
Selling and marketing	23,107	16,403	11,266
General and administrative	13,498	10,590	10,521

Total stock-based compensation expenses	$56,980	$40,547	$27,660